Value Line Select Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 98.6%
	CONSUMER DISCRETIONARY 1.5%
	RETAIL 1.5%
123,200	TJX Companies, Inc. (The)	$6,856,080
	CONSUMER STAPLES 4.1%
	HOUSEHOLD PRODUCTS 1.2%
58,424	Church & Dwight Co., Inc.	5,474,913
	RETAIL 2.9%
37,400	Costco Wholesale Corp.	13,277,000
		18,751,913
	FINANCIALS 3.2%
	COMMERCIAL SERVICES 2.7%
34,000	S&P Global, Inc.	12,260,400
	INSURANCE 0.5%
11,200	Aon PLC Class A	2,310,560
		14,570,960
	HEALTHCARE 17.5%
	ELECTRONICS 2.0%
9,400	Mettler-Toledo International, Inc. *	9,078,050
	HEALTHCARE PRODUCTS 15.5%
134,700	Danaher Corp.	29,004,951
40,400	IDEXX Laboratories, Inc. *	15,881,644
57,200	Thermo Fisher Scientific, Inc.	25,254,944
		70,141,539
		79,219,589
	INDUSTRIALS 29.4%
	AEROSPACE & DEFENSE 10.6%
120,081	HEICO Corp. (1)	12,567,678
31,800	Northrop Grumman Corp.	10,032,582
47,200	Teledyne Technologies, Inc. *	14,641,912
22,400	TransDigm Group, Inc.	10,642,688
		47,884,860
	COMMERCIAL SERVICES 5.3%
57,177	Cintas Corp.	19,030,221
66,152	IHS Markit, Ltd.	5,193,593
		24,223,814
	ELECTRONICS 4.3%
49,000	Roper Technologies, Inc.	19,360,390
	ENVIRONMENTAL CONTROL 5.7%
81,800	Republic Services, Inc.	7,636,030
173,700	Waste Connections, Inc.	18,030,060
		25,666,090
	HOUSEWARES 0.3%
16,000	Toro Co. (The)	1,343,200
	TRANSPORTATION 3.2%
72,800	Union Pacific Corp.	14,332,136
		132,810,490
	INFORMATION TECHNOLOGY 36.4%
	COMMERCIAL SERVICES 1.7%
53,200	Automatic Data Processing, Inc.	7,420,868
	COMPUTERS 5.8%
115,900	Accenture PLC Class A	26,192,241
	DIVERSIFIED FINANCIAL SERVICES 5.3%
70,900	MasterCard, Inc. Class A	23,976,253
	SOFTWARE 23.6%
5,000	Adobe, Inc. *	2,452,150
61,600	ANSYS, Inc. *	20,157,368
72,000	Cadence Design Systems, Inc. *	7,677,360
54,600	Fidelity National Information Services, Inc.	8,037,666
140,800	Fiserv, Inc. *	14,509,440
29,400	Intuit, Inc.	9,590,574
25,500	Jack Henry & Associates, Inc.	4,146,045
90,400	Salesforce.com, Inc. *	22,719,328
27,000	ServiceNow, Inc. *	13,095,000
20,800	Synopsys, Inc. *	4,450,784
		106,835,715
		164,425,077
	MATERIALS 4.8%
	CHEMICALS 2.6%
58,800	Ecolab, Inc.	11,750,592
	PACKAGING & CONTAINERS 2.2%
120,000	Ball Corp.	9,974,400
		21,724,992
	REAL ESTATE 1.7%
	REITS 1.7%
31,600	American Tower Corp. REIT	7,638,668
TOTAL COMMON STOCKS (Cost $219,317,381)		$445,997,769
SHORT-TERM INVESTMENT 1.9%
	MONEY MARKET FUND 1.9%
8,405,378	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.027% (2)	$8,405,378
TOTAL SHORT-TERM INVESTMENTS (Cost $8,405,378)		$8,405,378

September 30, 2020

TOTAL INVESTMENT SECURITIES (3) 100.5% (Cost $227,722,759)	$454,403,147

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.5)%	(2,213,531)
NET ASSETS 100.0%	$452,189,616

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2020, the market value of the securities on loan was $5,795,443.
(2)	Rate reflects 7 day yield as of September 30, 2020.
(3)	For federal income tax purposes, the aggregate cost was $227,722,759, aggregate gross unrealized appreciation was $227,800,569, aggregate gross unrealized depreciation was $1,120,181 and the net unrealized appreciation was $226,680,388.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$445,997,769	$—	$—	$445,997,769
Short-Term Investment	8,405,378	—	—	8,405,378
Total Investments in Securities	$454,403,147	$—	$—	$454,403,147

*	See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.